ORGANIZATION AND DESCRIPTION OF BUSINESS - Additional Information (Details) - USD ($)		6 Months Ended
	Apr. 28, 2018	Jun. 30, 2022	Jun. 30, 2021	May 20, 2022	Jun. 15, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Professional fees incurred		$ 342,424	$ 334,686
Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held		100.00%		8.00%
Mingda Beijing | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held					8.00%
MDJM UK | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held				41.00%	51.00%
Ocean Tide Wealth Limited | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held					41.00%
Mingda Jiahe Development Investment Co., Ltd ("MD Japan")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Professional fees incurred		$ 24,084
MD Lokal Global GmbH ("MD German")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Professional fees incurred		$ 36,987
Tianjin Mingdajiahe Real Estate Co., Ltd. | Mingda Beijing | Exclusive Business Cooperation Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership percent of variable interest entity	100.00%
Term of the business agreement	10 years